Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Value® Fund))	0 Months Ended
Mar. 29, 2013
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.51%
5 Years	0.59%
10 Years	7.38%
Class A
Average Annual Return:
1 Year	7.68%
5 Years	1.30%
10 Years	6.88%
Class A | return after taxes on distributions
Average Annual Return:
1 Year	7.46%
5 Years	1.00%
10 Years	6.44%
Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.28%
5 Years	1.05%
10 Years	5.98%
Class B
Average Annual Return:
Label	(lifetime: 5/1/02 - 12/31/12)
1 Year	9.24%
5 Years	1.29%
Lifetime	6.86%
Class C
Average Annual Return:
Label	(lifetime: 5/1/02 - 12/31/12)
1 Year	12.43%
5 Years	1.75%
Lifetime	6.72%
Institutional Class
Average Annual Return:
1 Year	14.48%
5 Years	2.76%
10 Years	7.77%
Class R
Average Annual Return:
Label	(lifetime: 9/1/05 - 12/31/12)
1 Year	13.84%
5 Years	2.23%
Lifetime	4.18%